ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Charm Communications Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on January 25, 2008. The Company, together with its variable interest entities (“VIEs”) and subsidiaries (collectively the “Group”), is an integrated advertising agency in the People’s Republic of China (the “PRC”). For management purposes, the Group is currently organized into three operating segments—media investment management, advertising agency, and branding and identity services. The Group’s principal geographic market is in the PRC.

As of December 31, 2011, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment Or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (“Posterscope”)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (“New”)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (“Future”)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (“Elec”)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (“Digital”)	Hong Kong	November 2011	100%
Neudior Corporation Limited (“Neudior”)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (“NJTC”)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (“Vizeum”)	PRC	January 2010	60%
Charm Media Co., Ltd. (“Charm Media”)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (“Shang Xing”)	PRC	October 2010	100%

VIEs and VIEs owned enterprise:

Shidai Charm Advertising Co., Ltd. (“ShiDai”)	PRC	November 2006	N/A
QingHai Charm Advertising Co., Ltd. (“QingHai”)	PRC	August 2008	N/A
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	N/A

Media Port holds 60% ownership of Posterscope, which holds all of the outstanding equity interest in Vizeum.

O’Master is a wholly owned subsidiary of Talent. O’Master holds all of the outstanding equity interest in Charm Media, and Charm Media holds all of the outstanding equity interest in Shang Xing.

Charm Hong Kong holds all of the outstanding equity interest in NJTC. NJTC has entered into a series of contractual arrangements with the VIEs under which it is the primary beneficiary of the VIEs.

NJTC, Charm Media and Shang Xing are wholly foreign owned enterprises (“WFOEs”).

PRC laws and regulations have certain restrictions on foreign ownership of media content and advertising business. To comply with these foreign ownership restrictions, prior to January 1, 2011, the Company conducted its substantive operations in the PRC through VIEs and their subsidiaries. As presented below, NJTC has entered into certain exclusive contractual agreements with the VIEs and the shareholders of these VIEs. Under these agreements, NJTC has the ability to receive substantially all of the expected residual returns of the VIEs and their subsidiaries and also has the power to control the VIEs.

In June 2010, the Company acquired O’Master, which had more than three years’ operating history of an advertising business in Hong Kong, and accordingly it and its subsidiaries are not subject to the restrictions on foreign invested enterprises undertaking a media content and advertising business in the PRC. Starting January 2011 the Company primarily conducts its business through Charm Media and Shang Xing, the wholly owned subsidiaries of O’Master rather than through the VIEs.

Agreements that transfer economic benefits to NJTC

Trademark, Trade Name and Domain Name License Agreements

Under the trademark, trade name and domain name license agreements between NJTC and each of the VIEs, NJTC grants a non-exclusive license to use its trademark, trade name and domain name to the VIEs, in exchange for a quarterly license fee calculated based on each VIE’s profit in the corresponding quarter. NJTC is entitled to adjust the license fees in its sole discretion. The trademark, trade name and domain name license agreements remain in effect until the expiration of the trademark, trade name and domain name.

Exclusive Technology Support Agreements

Under the exclusive technical support agreements between NJTC and each of the VIEs, NJTC will provide technology services and consulting services to the VIEs, in exchange for a quarterly service fee based on a predetermined formula. NJTC is entitled to adjust the service fees in its sole discretion. The term of each exclusive technology support agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration unless NJTC gives prior written notice to the VIEs not to renew the agreements.

Option and Cooperation Agreements

With respect to each VIE, NJTC, the VIE and the nominee shareholders of the VIE, have entered into an option and cooperation agreement. Pursuant to the option and cooperation agreement, NJTC has an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all or part of the equity interest in the VIE from the nominee shareholders. The purchase price for the entire equity interest shall be the minimum price permitted by applicable PRC laws, rules and regulations. Each shareholder of the VIE agreed to pay the purchase price received from NJTC to the VIE after NJTC exercised its option. The term of the option and cooperation agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for additional twenty years upon expiration until the completion of the transfer of all of the equity interest provided therein.

Equity Pledge Agreements

With respect to each VIE, NJTC, the VIE and the nominee shareholders of the VIE have entered into an equity pledge agreement. Under the equity pledge agreement, the nominee shareholders have pledged their respective equity interests in the VIE to NJTC to secure the obligations of the VIE under its trademark, trade name and domain name license agreement and the exclusive technology support agreement with NJTC. In addition, the nominee shareholders agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interests in the VIE. The VIE covenants that without prior consent of NJTC, it will not distribute any dividends. The equity pledge agreement will expire two years after the VIE has fully performed its obligations under its trademark, trade name and domain name license agreement and the exclusive technical support agreement with NJTC.

Agreements that provide NJTC effective control over VIEs

Voting rights agreements

The nominee shareholders of each VIE have signed a voting rights agreements, pursuant to which the nominee shareholders have granted NJTC, or a person designated by NJTC, the right to exercise all of the voting rights as shareholders of the VIE. The voting rights agreements will remain in effect until all of the equity interests in VIEs have been transferred to NJTC pursuant to the option agreements described above.

These contractual arrangements allow the Company, through its wholly owned subsidiary, NJTC, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats them as VIEs and because the Company is the primary beneficiary of the VIEs, the Company has consolidated the financial results of the VIEs since establishment of VIEs.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entities economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. This guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and any significant changes in risk exposure as a result of that involvement.

The Company adopted the new guidance on January 1, 2010. Since the Company, through its subsidiary, has (1) the power to direct the activities of NJTC and the VIEs that most significantly affect their economic performance and (2) the right to receive the benefits from them, the Company consolidated the VIEs under this guidance. As a result, the disclosure requirements of the guidance were retrospectively applied for fiscal year 2009.

The Group believes that NJTC’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney NJTC has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

		December 31, 2010	December 31, 2011
Total assets		92,853	73,157
Total liabilities		32,768	17,126

	2009	2010	2011
Revenue	103,912	183,608	36,734
Net income (loss)	16,753	39,439	(5,331)

	2009	2010	2011
Net cash provided by (used in) operating activities	15,474	15,544	(21,771)
Net cash used in investing activities	(418)	(661)	(641)
Net cash used in financing activities	(6,308)	(14,455)	(5,829)